Insurance Contracts - Summary of Contractual Service Margin of Insurance Contracts and Reinsurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Less than a year | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 827,127	₩ 737,211
Less than a year | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	158,730	146,413
Less than a year | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14,201	10,289
Less than a year | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,175	34,533
Less than a year | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	119,074	61,000
Less than a year | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	501,947	484,976
Less than a year | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,887	(1,304)
Less than a year | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	560	(40)
Less than a year | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,435	1,032
Less than a year | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,183	172
Less than a year | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,709	(2,468)
1~2 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	742,896	667,692
1~2 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	149,105	137,161
1~2 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12,880	9,391
1~2 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,721	30,178
1~2 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	108,646	57,634
1~2 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	442,544	433,328
1~2 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,880	(577)
1~2 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	455	(41)
1~2 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,288	902
1~2 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,028	128
1~2 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,109	(1,566)
2 ~ 3 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	661,512	601,941
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	139,319	130,082
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	11,685	8,712
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	27,308	26,981
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	99,977	54,830
2 ~ 3 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	383,223	381,336
2 ~ 3 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,315	(207)
2 ~ 3 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	369	(53)
2 ~ 3 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,178	798
2 ~ 3 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	910	99
2 ~ 3 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,858	(1,051)
3 ~ 4 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	600,009	549,021
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	130,427	123,783
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10,718	8,140
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25,543	24,871
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	91,733	52,244
3 ~ 4 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	341,588	339,983
3 ~ 4 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,640	(11)
3 ~ 4 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	291	(77)
3 ~ 4 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,092	721
3 ~ 4 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	835	78
3 ~ 4 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,422	(733)
4 ~ 5 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	546,349	506,991
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	122,533	117,286
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,943	7,620
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23,823	22,681
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	84,054	50,011
4 ~ 5 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	305,996	309,393
4 ~ 5 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,179	145
4 ~ 5 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	232	(88)
4 ~ 5 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	959	652
4 ~ 5 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	779	67
4 ~ 5 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,209	(486)
5~10 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,258,725	2,132,127
5~10 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	540,433	518,904
5~10 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	41,004	31,118
5~10 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	101,677	91,418
5~10 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	325,701	216,644
5~10 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,249,910	1,274,043
5~10 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	22,163	1,570
5~10 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	704	(885)
5~10 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,741	2,243
5~10 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,297	176
5~10 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14,421	36
10~20 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,216,951	3,190,595
10~20 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	798,331	800,072
10~20 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	51,708	34,523
10~20 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	142,020	151,649
10~20 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	343,954	295,763
10~20 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,880,938	1,908,588
10~20 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	34,581	4,858
10~20 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	449	(1,784)
10~20 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,461	1,653
10~20 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,395	192
10~20 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25,276	4,797
20 ~ 30 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,278,905	2,305,203
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	585,870	621,889
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,447	22,563
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	76,865	105,300
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	162,174	221,994
20 ~ 30 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,420,549	1,333,457
20 ~ 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	21,402	6,091
20 ~ 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(170)	(1,556)
20 ~ 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,878	1,200
20 ~ 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,805	147
20 ~ 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	15,889	6,300
Over 30 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,483,456	3,273,197
Over 30 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	554,980	606,390
Over 30 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	52,926	40,050
Over 30 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	41,723	61,326
Over 30 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	75,489	210,052
Over 30 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,758,338	2,355,379
Over 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10,504	(6,223)
Over 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,658)	(2,975)
Over 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,685	938
Over 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,764	142
Over 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 6,713	₩ (4,328)